Schedule II - Condensed Financial Information of Parent - Financing Agreements - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Utilization	$ 7,313,200,000		$ 8,191,300,000
Capacity	9,713,900,000		12,628,300,000
Payments of financing costs	85,700,000	99,400,000	223,200,000	103,400,000	104,000,000
Unsecured and Uncommitted
Debt Instrument [Line Items]
Utilization	242,700,000
Capacity	242,700,000		3,407,100,000
Unsecured and Committed
Debt Instrument [Line Items]
Utilization	6,800,800,000
Capacity	9,196,200,000		8,946,200,000
Secured Debt
Debt Instrument [Line Items]
Utilization	269,700,000
Capacity	275,000,000		275,000,000
Parent Issuer
Debt Instrument [Line Items]
Utilization			5,600,000,000
Capacity			10,000,000,000
Payments of financing costs			166,400,000	103,200,000	93,500,000
Parent Issuer | Unsecured and Uncommitted
Debt Instrument [Line Items]
Utilization			1,900,000,000
Parent Issuer | Unsecured and Committed
Debt Instrument [Line Items]
Utilization			8,100,000,000
Parent Issuer | Secured Debt
Debt Instrument [Line Items]
Utilization			10,000,000
ING Bank
Debt Instrument [Line Items]
Commercial paper	3,000,000,000		3,000,000,000
Utilization	1,223,500,000		2,720,200,000
Capacity	1,315,600,000		4,480,000,000
ING Bank | Parent Issuer
Debt Instrument [Line Items]
Commercial paper			$ 3,000,000,000